Related Party Transactions (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Oct. 29, 2013	Dec. 24, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ms Haiyan Gong
Related party transactions
Term of agreement		3 years
Monthly fee for consultancy services		¥ 49
General and administrative expense			¥ 653	¥ 643	¥ 633
Mr. JP Gan
Related party transactions
Term of agreement	20 months
Fee for personalized matchmaking services	¥ 120
Revenues recognized			¥ 36	¥ 72	¥ 12